Advances for Vessels under Construction and Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Construction price	$ 3,931
Total interest capitalized	9,004	4,700	2,414
Zijishan B003 Newbuilding
Long-term Purchase Commitment [Line Items]
DWT	3,600
Construction price	3,931
Total interest capitalized	76	5
Contractual obligation due in next twelve months	0
Vessels under Construction
Long-term Purchase Commitment [Line Items]
Total interest capitalized			$ 58